PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net

	December 31,
	2021	2020
Cost:

Computers, software and related equipment	$1,506	$1,431
Laboratory equipment and office furniture	3,674	3,367
Leasehold improvements	2,321	2,321

	7,501	7,119
Accumulated depreciation:

Computers, software and related equipment	1,351	1,264
Laboratory equipment and office furniture	3,114	3,001
Leasehold improvements	1,378	1,143

	5,843	5,408

Depreciated cost	$1,658	$1,711